Financial statements of Barclays Bank PLC - Statement of changes in equity (Parenthetical) £ in Millions	Jan. 01, 2018 GBP (£)
IFRS 9 - Financial instruments [member] | Impairment charge [member] | Barclays Bank PLC [member]
Effects of changes in accounting policies	£ 3
IFRS 9 - Financial instruments [member] | Retained earnings [member] | Barclays Bank PLC [member]
Effects of changes in accounting policies	139
IFRS 9 - Financial instruments [member] | Fair value through other comprehensive income reserve [member] | Barclays Bank PLC [member]
Effects of changes in accounting policies	£ 136